Cover	9 Months Ended
Sep. 30, 2021
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	GOOD GAMING, INC.
Entity Central Index Key	0001454742
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	415 McFarlan Road
Entity Address, Address Line Two	Suite 108
Entity Address, City or Town	Kennett Square
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19348
City Area Code	(888)
Local Phone Number	295-7279
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	David Dorwart
Entity Address, Address Line Two	415 McFarlan Road
Entity Address, Address Line Three	Suite 108
Entity Address, City or Town	Kennett Square
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19348